Commitments and Contingencies - Summary of Financing for Longship-Seine River Vessels and Longships (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) Vessel
Disclosure of commitments and contingencies [line items]
Number of Vessels	84
River Vessels
Disclosure of commitments and contingencies [line items]
Number of Vessels	19
Aggregate Price | $	$ 871,838
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	3
Aggregate Price | $	$ 121,269
Delivery Date	2025
River Vessels | Longship-Seine
Disclosure of commitments and contingencies [line items]
Number of Vessels	1
Aggregate Price | $	$ 40,566
Delivery Date	2025
River Vessels | Longship-Douro
Disclosure of commitments and contingencies [line items]
Number of Vessels	1
Aggregate Price | $	$ 25,875
Delivery Date	2025
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	5
Aggregate Price | $	$ 210,623
Delivery Date	2026
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	4
Aggregate Price | $	$ 220,572
Delivery Date	2027
River Vessels | Longship-Douro
Disclosure of commitments and contingencies [line items]
Number of Vessels	1
Aggregate Price | $	$ 29,141
Delivery Date	2027
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	4
Aggregate Price | $	$ 223,792
Delivery Date	2028